Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 999	$ 2
USDT		3,246
Prepayments		206,027
Other current assets		1,131	4,111
Current assets of discontinued operations			21,842
Total current assets		211,403	25,955
OTHER ASSETS
Property and equipment, net		90,926	24,278
Security deposit		9,600
Other assets of discontinued operations			9,987
Total non-current assets		100,526	34,265
Total assets		311,929	60,220
CURRENT LIABILITIES
Accounts payable		331
Accrued expenses and other current payables			350
Current liabilities of discontinued operations			78,245
Total current liabilities		331	78,595
OTHER LIABILITIES
Other liabilities of discontinued operations			3,631
Total non-current liabilities			3,631
Total liabilities		331	82,226
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]		575
Additional paid-in capital		651,665	311,740
Treasury shares (13,073 and 13,073 shares as of December 31, 2024 and 2025)		(1,517)	(1,517)
Deferred share compensation		(148)	(814)
Accumulated deficits		(360,520)	(332,464)
Accumulated other comprehensive income			33,407
Total Yueda Digital Holding shareholders’ equity		311,598	10,927
NON-CONTROLLING INTERESTS			(32,933)
Total (deficit) equity		311,598	(22,006)
Total liabilities and shareholders’ equity		311,929	60,220
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	22,118
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).